BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
BRIGHTHOUSE LIFE INSURANCE COMPANY
BRIGHTHOUSE SEPARATE ACCOUNT A
SUPPLEMENT DATED MAY 1, 2020
TO
PROSPECTUSES DATED MAY 1, 2009 (AS SUPPLEMENTED)
This supplement revises information in the prospectuses dated May 1, 2009 (as supplemented) for the Pioneer PRISM, Pioneer PRISM L and Pioneer PRISM XC. variable annuity contracts issued by Brighthouse Life Insurance Company and the Pioneer PRISM XC variable annuity contract issued by Brighthouse Life Insurance Company of NY (together with Brighthouse Life Insurance Company, the “Companies,” “we” or “us”). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (800) 547-3793 to request a free copy. The financial statements for each of the subaccounts of the Separate Accounts are attached. Upon request, financial statements for Brighthouse Life Insurance Company or Brighthouse Life Insurance Company of NY (depending on the company that issued your contract) will be sent to you without charge.
1.	The following information should be read in connection with the information presented on the first page of your prospectus:
In accordance with the regulations adopted by the Securities and Exchange Commission, beginning on or after January 1, 2021, paper copies of the shareholder reports for the Investment Portfolios available under your variable annuity contract will no longer be sent by mail, unless you specifically request paper copies of the reports from us. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from us electronically by contacting us at https://www.brighthousefinancial.com to enroll.
You may elect to receive all future reports in paper free of charge. You can inform us that you wish to continue receiving paper copies of your shareholder reports by calling (800) 638-7732, or by sending an email correspondence to rcg@brighthousefinancial.com. Your election to receive reports in paper will apply to all Investment Portfolios available under your contract.
2.	Purchase
In the “PURCHASE” section, under “Investment Allocation Restrictions for Certain Riders,” replace Platform 2 with the following:
SUPP-PRISM520

Platform 2
AB Global Dynamic Allocation Portfolio
AQR Global Risk Balanced Portfolio
BlackRock Capital Appreciation Portfolio
BlackRock Global Tactical Strategies Portfolio
BlackRock High Yield Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse Balanced Plus Portfolio
Brighthouse/Wellington Core Equity Opportunities Portfolio
ClearBridge Variable Aggressive Growth Portfolio
ClearBridge Variable Dividend Strategy Portfolio
Invesco Balanced-Risk Allocation Portfolio
Invesco Comstock Portfolio
Invesco Global Equity Portfolio
Jennison Growth Portfolio
JPMorgan Global Active Allocation Portfolio
Loomis Sayles Growth Portfolio1
MetLife Multi-Index Targeted Risk Portfolio
MFS® Research International Portfolio
MFS® Total Return Portfolio
MFS® Value Portfolio
PanAgora Global Diversified Risk Portfolio
Schroders Global Multi-Asset Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
1This portfolio is not available for investment prior to May 4, 2020.
3.	Investment Options
Replace the list of Investment Portfolios under “INVESTMENT OPTIONS” in the prospectus with the list of Investment Portfolios attached to this prospectus supplement.
4.	Federal Income Tax Status
Special Distribution Rules during 2020. Under recently enacted legislation, you (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution (“RMD”) for 2020. Additionally, any RMDs already taken in 2020 may be eligible for rollover and not be subject to the 20% mandatory withholding. For after-death RMDs, the five-year rule is applied without regard to calendar year 2020. For instance, if you had died in 2018, the five-year period would end in 2024 instead of 2023. The RMD rules are complex, so please consult with your tax adviser before waiving your 2020 RMD payment.
The legislation also contains provisions that would allow eligible individuals to receive certain 2020 distributions from IRAs and qualified plans free of the 10% additional tax on early distributions, or in the case of some qualified plans, free of plan restrictions on early distributions and the 20% withholding tax. You should consult your tax adviser to see if you may be eligible for these and other benefits (such as loan relief, if applicable) provided by the legislation.
Distribution Rules for 2020 and Beyond. The following describes other recent changes in federal tax law affecting distributions from Qualified Annuity Contracts. This information should be read in conjunction with the discussion of such distributions set forth primarily in the “Federal Income Tax Status” section of the prospectus, and to a lesser extent in other sections of the prospectus.
(1) Effective January 1, 2020, the age at which RMDs generally must begin for IRAs and qualified retirement plans is extended from age 70 1⁄2 to age 72. This change only applies if you attained age 70 1⁄2 on or after January 1, 2020. Other requirements relating to RMD payments remain the same.
(2) Effective January 1, 2020, when an IRA owner or defined contribution plan participant dies, any remaining interest must generally be distributed within 10 years after the IRA owner/participant’s death, unless an exception applies. An exception permits an “eligible designated beneficiary” to take distributions over the beneficiary’s life or over a period not exceeding the beneficiary’s life expectancy. An eligible designated beneficiary includes: the IRA owner/participant’s spouse or minor child (until the child reaches age of majority), certain disabled or chronically ill individuals, and individuals who are not more than 10 years younger than the IRA owner/participant.
The change described in (2) above can significantly affect a beneficiary’s ability to “stretch” distributions from a Qualified Annuity Contract over his or her life or life expectancy. It may also shorten the time period over which the remaining balance of the contract must be taken if the IRA owner/participant had been receiving payments at the time of death, either in the form of annuity payments or through withdrawals of the RMD amount each year. As a result of this change, we are not currently issuing inherited IRA Contracts to beneficiaries other than surviving spouses and individuals who are not more than 10 years younger than the deceased IRA owner/participant. We may modify this in the future, so please consult your financial representative. Any annuity payment or withdrawal option made available under the contract must comply with applicable federal income tax rules.
You should consult with your tax adviser if you think you may be affected by these changes.
5.	Other Information
Distributor
The Financial Industry Regulatory Authority (“FINRA”) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.
Requests and Elections
The following paragraph is added to this subsection immediately before Good Order.

We are not a fiduciary and do not give advice or make recommendations regarding insurance or investment products. Ask your financial representative for guidance regarding any requests or elections and for information about your particular investment needs. Please bear in mind that your financial representative, or any financial firm or financial professional you consult to provide advice, is not acting on our behalf. We do not recommend and are not responsible for any securities transactions or investment strategies involving securities (including account recommendations).
The following replaces “Cybersecurity” in the Requests and Elections subsection.
Cybersecurity and Certain Business Continuity Risks.
Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners’ requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.
We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on the Companies and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.
Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Other disruptive events, including (but not limited to) natural disasters and public health crises (such as COVID-19), may adversely affect our ability to conduct business, in particular if our employees or the employees of our service providers are unable or unwilling to perform their responsibilities as a result of any such event. Cybersecurity breaches and other disruptions to our business operations can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.
Cybersecurity breaches may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Investment Portfolios invest.

6.	Investment Portfolio Fees and Expenses Table
Replace the Investment Portfolio Fees and Expenses Table in the prospectus with the Investment Portfolio Fees and Expenses Table attached to this prospectus supplement.
7.	Appendix B
Replace Appendix B with the Appendix B attached to this prospectus supplement.
8.	Transfers — Restrictions on Frequent Transfer
In the “Restrictions on Frequent Transfers” subsection of the Transfers section, the following paragraph has been modified:
Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will impose transfer restrictions on the entire contract and will require future transfer requests to or from any Investment Portfolio under that contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation programs described in this prospectus are not treated as transfers when we monitor the frequency of transfers.
We monitor transfer activity in the following “Monitored Portfolios” for purposes of imposing our restrictions on frequent transfers.
BlackRock High Yield Portfolio
Brighthouse/Aberdeen Emerging Markets Equity Portfolio
Invesco Global Equity Portfolio
JPMorgan Small Cap Value Portfolio
Loomis Sayles Small Cap Core Portfolio
MFS® Research International Portfolio
Neuberger Berman Genesis Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

Minimum and Maximum Total Annual Investment Portfolio Operating Expenses
	Minimum	Maximum
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.39%	1.67%
Investment Portfolio Fees and Expenses as of December 31, 2019
(as a percentage of average daily net assets)
The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.
Investment Portfolio	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio	0.61%	0.25%	0.04%	0.01%	0.91%	0.02%	0.89%
AQR Global Risk Balanced Portfolio	0.62%	0.25%	0.03%	0.05%	0.95%	0.01%	0.94%
BlackRock Global Tactical Strategies Portfolio	0.66%	0.25%	0.02%	0.07%	1.00%	0.05%	0.95%
BlackRock High Yield Portfolio	0.60%	0.25%	0.08%	—	0.93%	0.01%	0.92%
Brighthouse Balanced Plus Portfolio	0.24%	0.25%	0.01%	0.45%	0.95%	0.01%	0.94%
Brighthouse/Aberdeen Emerging Markets Equity Portfolio	0.92%	0.25%	0.09%	—	1.26%	0.10%	1.16%
Brighthouse/Franklin Low Duration Total Return Portfolio	0.50%	0.25%	0.05%	0.01%	0.81%	0.07%	0.74%
Invesco Balanced-Risk Allocation Portfolio	0.63%	0.25%	0.04%	0.02%	0.94%	0.02%	0.92%
Invesco Comstock Portfolio	0.57%	0.25%	0.02%	—	0.84%	0.02%	0.82%
Invesco Global Equity Portfolio	0.66%	0.25%	0.04%	—	0.95%	0.11%	0.84%
JPMorgan Global Active Allocation Portfolio	0.72%	0.25%	0.05%	—	1.02%	0.06%	0.96%
JPMorgan Small Cap Value Portfolio	0.78%	0.25%	0.07%	—	1.10%	0.10%	1.00%
Loomis Sayles Growth Portfolio	0.57%	0.25%	0.02%	—	0.84%	0.02%	0.82%
MetLife Multi-Index Targeted Risk Portfolio	0.17%	0.25%	0.01%	0.22%	0.65%	—	0.65%
MFS ® Research International Portfolio	0.70%	0.25%	0.04%	—	0.99%	0.10%	0.89%
Morgan Stanley Discovery Portfolio	0.64%	0.25%	0.04%	—	0.93%	0.02%	0.91%
PanAgora Global Diversified Risk Portfolio	0.65%	0.25%	0.20%	0.02%	1.12%	—	1.12%
PIMCO Inflation Protected Bond Portfolio	0.48%	0.25%	0.94%	—	1.67%	—	1.67%
PIMCO Total Return Portfolio	0.48%	0.25%	0.38%	—	1.11%	0.03%	1.08%
Schroders Global Multi-Asset Portfolio	0.63%	0.25%	0.04%	0.02%	0.94%	0.01%	0.93%
Victory Sycamore Mid Cap Value Portfolio	0.65%	0.25%	0.04%	—	0.94%	0.09%	0.85%
Western Asset Management Government Income Portfolio	0.43%	0.25%	0.05%	—	0.73%	0.03%	0.70%
Brighthouse Funds Trust II
BlackRock Capital Appreciation Portfolio	0.70%	0.15%	0.02%	—	0.87%	0.09%	0.78%
BlackRock Ultra-Short Term Bond Portfolio	0.35%	—	0.04%	—	0.39%	0.02%	0.37%
Brighthouse Asset Allocation 60 Portfolio	0.05%	0.25%	—	0.64%	0.94%	—	0.94%

Investment Portfolio	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
Brighthouse Asset Allocation 80 Portfolio	0.05%	0.25%	0.01%	0.65%	0.96%	—	0.96%
Brighthouse/Wellington Core Equity Opportunities Portfolio	0.70%	0.25%	0.02%	—	0.97%	0.12%	0.85%
Jennison Growth Portfolio	0.60%	0.25%	0.02%	—	0.87%	0.08%	0.79%
Loomis Sayles Small Cap Core Portfolio	0.90%	0.25%	0.07%	0.01%	1.23%	0.09%	1.14%
MFS ® Total Return Portfolio	0.57%	0.25%	0.06%	—	0.88%	—	0.88%
MFS ® Value Portfolio	0.61%	0.25%	0.02%	—	0.88%	0.06%	0.82%
Neuberger Berman Genesis Portfolio	0.82%	0.25%	0.04%	—	1.11%	0.01%	1.10%
Western Asset Management Strategic Bond Opportunities Portfolio	0.57%	0.15%	0.03%	—	0.75%	0.06%	0.69%
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth Portfolio	0.75%	0.25%	0.04%	—	1.04%	—	1.04%
ClearBridge Variable Dividend Strategy Portfolio	0.70%	0.25%	0.05%	—	1.00%	—	1.00%
Pioneer Variable Contracts Trust
Pioneer Mid Cap Value VCT Portfolio	0.65%	0.25%	0.08%	—	0.98%	—	0.98%
Pioneer Real Estate Shares VCT Portfolio	0.80%	0.25%	0.53%	—	1.58%	—	1.58%
The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2021. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios’ prospectuses for additional information regarding these arrangements.
Certain Investment Portfolios that have “Acquired Fund Fees and Expenses” are “funds of funds.” A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

INVESTMENT OPTIONS
Brighthouse Funds Trust I  — Class B
Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:
AB Global Dynamic Allocation Portfolio
AQR Global Risk Balanced Portfolio
BlackRock Global Tactical Strategies Portfolio
BlackRock High Yield Portfolio
Brighthouse Balanced Plus Portfolio
Brighthouse/Aberdeen Emerging Markets Equity Portfolio
Brighthouse/Franklin Low Duration Total Return Portfolio
Invesco Balanced-Risk Allocation Portfolio
Invesco Comstock Portfolio
Invesco Global Equity Portfolio (formerly Oppenheimer Global Equity Portfolio)
JPMorgan Global Active Allocation Portfolio
JPMorgan Small Cap Value Portfolio
Loomis Sayles Growth Portfolio¹
MetLife Multi-Index Targeted Risk Portfolio
MFS® Research International Portfolio
Morgan Stanley Discovery Portfolio
PanAgora Global Diversified Risk Portfolio
PIMCO Inflation Protected Bond Portfolio
PIMCO Total Return Portfolio
Schroders Global Multi-Asset Portfolio
Victory Sycamore Mid Cap Value Portfolio
Western Asset Management Government Income Portfolio
Brighthouse Funds Trust II
Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:
BlackRock Capital Appreciation Portfolio — Class E
BlackRock Ultra-Short Term Bond Portfolio — Class A
Brighthouse Asset Allocation 60 Portfolio — Class B
Brighthouse Asset Allocation 80 Portfolio — Class B
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class B
Jennison Growth Portfolio — Class B
Loomis Sayles Small Cap Core Portfolio — Class B
MFS® Total Return Portfolio — Class B
MFS® Value Portfolio — Class B
Neuberger Berman Genesis Portfolio — Class B
Western Asset Management Strategic Bond Opportunities Portfolio — Class E
Legg Mason Partners Variable Equity Trust — Class II
Legg Mason Partners Variable Equity Trust is a mutual fund with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:
ClearBridge Variable Aggressive Growth Portfolio

ClearBridge Variable Dividend Strategy Portfolio
Pioneer Variable Contracts Trust — Class II
Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. Pioneer Investment Management, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:
Pioneer Mid Cap Value VCT Portfolio
Pioneer Real Estate Shares VCT Portfolio
1 This portfolio is not available for investment prior to May 4, 2020.

APPENDIX B
Participating Investment Portfolios
Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.
Investment Portfolio	Investment Objective	Investment Adviser/Subadviser
Brighthouse Funds Trust I — Class B
AB Global Dynamic Allocation Portfolio	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: AllianceBernstein L.P.
AQR Global Risk Balanced Portfolio	Seeks total return.	Brighthouse Investment Advisers, LLC Subadviser: AQR Capital Management, LLC
BlackRock Global Tactical Strategies Portfolio	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.
BlackRock High Yield Portfolio	Seeks to maximize total return, consistent with income generation and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.
Brighthouse Balanced Plus Portfolio	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Overlay Portion: Pacific Investment Management Company LLC
Brighthouse/Aberdeen Emerging Markets Equity Portfolio	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Aberdeen Asset Managers Limited
Brighthouse/Franklin Low Duration Total Return Portfolio	Seeks a high level of current income, while seeking preservation of shareholders’ capital.	Brighthouse Investment Advisers, LLC Subadviser: Franklin Advisers, Inc.
Invesco Balanced-Risk Allocation Portfolio	Seeks total return.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Comstock Portfolio	Seeks capital growth and income.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Global Equity Portfolio (formerly Oppenheimer Global Equity Portfolio)	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
JPMorgan Global Active Allocation Portfolio	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.
JPMorgan Small Cap Value Portfolio	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.
Loomis Sayles Growth Portfolio¹	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
MetLife Multi-Index Targeted Risk Portfolio	Seeks a balance between growth of capital and current income, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Overlay Portion: MetLife Investment Advisors, LLC
MFS ® Research International Portfolio	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Morgan Stanley Discovery Portfolio	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.
PanAgora Global Diversified Risk Portfolio	Seeks total return.	Brighthouse Investment Advisers, LLC Subadviser: PanAgora Asset Management, Inc.
PIMCO Inflation Protected Bond Portfolio	Seeks maximum real return, consistent with preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
PIMCO Total Return Portfolio	Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
B-1

Investment Portfolio	Investment Objective	Investment Adviser/Subadviser
Schroders Global Multi-Asset Portfolio	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadvisers: Schroder Investment Management North America Inc.; Schroder Investment Management North America Limited
Victory Sycamore Mid Cap Value Portfolio	Seeks high total return by investing in equity securities of mid-sized companies.	Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.
Western Asset Management Government Income Portfolio	Seeks a high level of current income, consistent with preservation of principal.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Brighthouse Funds Trust II
BlackRock Capital Appreciation Portfolio — Class E	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond Portfolio — Class A	Seeks a high level of current income consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
Brighthouse Asset Allocation 60 Portfolio — Class B	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 80 Portfolio — Class B	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class B	Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Jennison Growth Portfolio — Class B	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC
Loomis Sayles Small Cap Core Portfolio — Class B	Seeks long-term capital growth from investments in common stocks or other equity securities.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
MFS ® Total Return Portfolio — Class B	Seeks a favorable total return through investment in a diversified portfolio.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
MFS ® Value Portfolio — Class B	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Neuberger Berman Genesis Portfolio — Class B	Seeks high total return, consisting principally of capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC
Western Asset Management Strategic Bond Opportunities Portfolio — Class E	Seeks to maximize total return consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Legg Mason Partners Variable Equity Trust — Class II
ClearBridge Variable Aggressive Growth Portfolio	Seeks capital appreciation.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Dividend Strategy Portfolio	Seeks dividend income, growth of dividend income and long-term capital appreciation.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
Pioneer Variable Contracts Trust — Class II
Pioneer Mid Cap Value VCT Portfolio	Seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.	Amundi Pioneer Asset Management, Inc.
Pioneer Real Estate Shares VCT Portfolio	Seeks long-term growth of capital. Current income is a secondary objective.	Amundi Pioneer Asset Management, Inc.

1 This portfolio is not available for investment prior to May 4, 2020.
B-2